Provisions for Asset Retirement, Environmental and Other Obligations - Summary of Sensitivity of Asset Retirement Obligations to Changes in Discount Rate and Inflation Rate on Recorded Liability (Parenthetical) (Detail)
12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of asset retirement obligations [Line Items]
Final decommissioning period	92 years
Top of range [member]
Disclosure of asset retirement obligations [Line Items]
Final decommissioning period	292 years